Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Income from operations [Abstract]
Revenue		€ 18,169		€ 17,827		€ 17,156
Raw materials and consumables used		4,626		4,320		4,142
Employee benefits expense		6,903		6,952		6,246
Depreciation and amortisation expense		1,261	[1]	1,602	[2]	1,323	[1]
Impairment loss recognised in profit or loss, goodwill	[3]	8		1,357		15
Transportation expense		668		756		645
Advertising expense		700		739		752
Lease expenses, net		51		39		19
Other operational costs		3,535		3,609		3,524
Other gains (losses)		(533)		18		63
Profit (loss) from operating activities		€ (115)		€ (1,529)		€ 553

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.